Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Right-of-use Assets and Lease Liabilities Regarding Building Lease	Therefore, the disclosures below for the Group’s
right-of-use
assets relate only to buildings.

Right-of-use asset	$’000
Cost
Balance at January 1, 2019	1,431
Additions to right-of-use-assets	4,951
Effect of change in foreign currency	119

Balance at December 31, 2019	6,501

Balance at January 1, 2020	6,501
Additions to right-of-use-assets	2,300
Reclassification to assets held for sale	(872)
Effect of change in foreign currency	228

Balance at December 31, 2020	8,157

Amortization
Balance at January 1, 2019	—
Amortization charge for the year	1,272
Effect of change in foreign currency	—

Balance at December 31, 2019	1,272

Balance at January 1, 2020	1,272
Amortization charge for the year	2,430
Reclassification to assets held for sale	(243)
Effect of change in foreign currency	184

Balance at December 31, 2020	3,643

Net book value
Balance at January 1, 2019	1,431
Balance at December 31, 2019 and January 1, 2020	5,229

Balance at December 31, 2020	4,514

Lease liability	$’000
Balance at January 1, 2019	1,154
Additions to lease liabilities	3,502
Interest expense on lease liabilities (i)	265
Principal payments on leases	(1,228)
Effect of change in foreign currency	(110)

Balance at December 31, 2019	3,583

Balance at January 1, 2020	3,583
Additions to lease liabilities	2,362
Interest expense on lease liabilities (i)	572
Principal payments on leases	(1,541)
Reclassification to liabilities associated with the assets held for sale	(607)
Effect of change in foreign currency	130

Balance at December 31, 2020	4,499

(i)	Interest paid on lease liabilities are presented within cash flows from financing activities.

Summary of Amounts have been Recognized in the Consolidated Statement of Profit and Loss
The following amounts have been recognized in the Consolidated Statement of Profit and Loss for which the Group is a lessee:

	2020	2019
	$’000	$’000
Depreciation expense on right-of-use assets	2,430	1,272
Interest expense on lease liabilities	572	265
Expenses relating to short term leases	4,756	6,127

Profit and loss impact	7,758	7,664

Summary of Undiscounted Maturities of Lease Liabilities
The following table provides the undiscounted maturities of lease liabilities as of December 31:

	2020	2019
	$’000	$’000
Short term (less than 1 year)	2,348	2,026
Long term (between 1 – 10 years remaining)	3,511	4,021

Total	5,859	6,047